Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000065485
Account Value [Line Items]
Line Graph and Table Measure Name	EBND
Account Value	$ 9,833	$ 10,029	$ 10,020	$ 10,507	$ 10,216	$ 9,892	$ 9,670	$ 9,716	$ 9,576	$ 9,798	$ 9,836	$ 9,887	$ 10,089	$ 9,713	$ 9,149	$ 9,266	$ 9,604	$ 9,872	$ 9,661	$ 9,540	$ 9,599	$ 9,611	$ 9,256	$ 9,635	$ 9,189	$ 8,982	$ 8,366	$ 8,408	$ 8,919	$ 8,952	$ 8,874	$ 9,335	$ 9,243	$ 9,794	$ 10,115	$ 10,378	$ 10,429	$ 10,349	$ 10,568	$ 10,687	$ 11,075	$ 11,019	$ 11,062	$ 11,179	$ 11,010	$ 10,783	$ 11,128	$ 11,411	$ 11,555	$ 11,219	$ 10,753	$ 10,698	$ 10,849	$ 10,881	$ 10,602	$ 10,512	$ 10,180	$ 9,819	$ 10,702	$ 10,946	$ 11,048	$ 10,707	$ 10,876	$ 10,640	$ 10,575	$ 10,858	$ 10,733	$ 10,197	$ 10,203	$ 10,255	$ 10,377	$ 10,452	$ 10,004	$ 9,898	$ 9,720	$ 9,792	$ 9,623	$ 10,110	$ 9,965	$ 10,257	$ 10,719	$ 10,997	$ 10,897	$ 11,057	$ 10,709	$ 10,572	$ 10,385	$ 10,604	$ 10,634	$ 10,517	$ 10,276	$ 10,245	$ 10,061	$ 10,006	$ 9,851	$ 9,677	$ 9,426	$ 9,313	$ 9,943	$ 10,071	$ 9,943	$ 9,928	$ 9,835	$ 9,345	$ 9,814	$ 9,605	$ 8,874	$ 8,781	$ 8,802	$ 8,924	$ 9,070	$ 8,730	$ 8,938	$ 9,334	$ 9,601	$ 9,703	$ 9,944	$ 9,653	$ 9,910	$ 10,057	$ 10,000
C000088912
Account Value [Line Items]
Line Graph and Table Measure Name	IBND
Account Value	$ 8,946	9,174	9,260	9,594	9,400	9,164	8,922	8,971	8,813	8,996	8,904	9,027	9,179	8,820	8,341	8,327	8,619	8,753	8,563	8,423	8,716	8,536	8,229	8,575	8,260	8,123	7,607	7,469	7,983	8,532	8,358	8,852	8,823	9,584	9,789	10,005	10,307	10,221	10,484	10,540	10,833	10,945	10,811	11,056	10,930	10,692	11,015	11,137	11,253	10,975	10,576	10,571	10,773	10,667	9,972	9,778	9,645	9,197	9,912	10,085	10,076	9,900	10,043	9,806	9,958	9,997	10,091	9,743	9,835	9,807	9,804	9,810	9,637	9,515	9,603	9,852	9,906	9,958	9,933	9,941	10,306	10,494	10,401	10,647	10,295	10,241	10,032	10,091	10,156	10,047	9,671	9,617	9,314	9,102	9,084	9,106	8,970	8,958	9,311	9,725	9,699	9,691	9,457	9,427	9,637	9,562	9,008	8,969	8,971	8,847	9,149	9,115	9,190	9,170	9,134	9,157	9,372	9,064	9,456	9,487	10,000
C000051964
Account Value [Line Items]
Line Graph and Table Measure Name	BWX
Account Value	$ 8,487	8,786	8,772	9,231	9,031	8,725	8,428	8,489	8,415	8,698	8,685	8,807	9,062	8,633	8,134	8,246	8,575	8,776	8,677	8,635	8,854	8,848	8,492	8,893	8,572	8,485	7,972	7,982	8,523	8,968	8,773	9,217	9,211	9,921	10,304	10,435	10,669	10,690	10,775	10,834	11,150	11,210	11,062	11,246	11,158	10,994	11,282	11,570	11,726	11,480	11,205	11,159	11,222	11,213	10,755	10,641	10,549	10,333	10,720	10,752	10,686	10,569	10,726	10,632	10,769	10,607	10,665	10,321	10,215	10,290	10,208	10,318	10,116	9,914	9,857	10,024	10,112	10,159	10,178	10,257	10,457	10,708	10,539	10,652	10,350	10,322	10,107	10,202	10,341	10,234	9,977	9,974	9,751	9,633	9,603	9,555	9,397	9,475	10,002	10,450	10,354	10,435	10,351	9,960	10,228	10,091	9,651	9,359	9,301	9,229	9,490	9,433	9,389	9,410	9,438	9,470	9,780	9,588	9,774	9,851	10,000
C000051965
Account Value [Line Items]
Line Graph and Table Measure Name	WIP
Account Value	$ 9,361	9,729	9,735	10,254	10,042	9,809	9,614	9,766	9,590	9,893	9,843	9,942	10,271	9,743	9,130	9,354	9,764	10,073	9,852	9,588	9,892	9,966	9,525	9,850	9,446	9,514	8,972	8,887	9,560	9,985	9,716	10,430	10,569	11,297	11,174	11,037	11,167	11,076	11,206	11,105	11,525	11,531	11,281	11,477	11,180	11,011	11,159	11,449	11,593	11,115	10,622	10,607	10,867	10,870	10,277	10,137	9,821	9,549	10,524	10,747	10,758	10,505	10,698	10,600	10,616	10,639	10,591	10,244	10,187	10,224	10,174	10,283	9,892	9,783	9,821	9,889	9,811	10,181	10,108	10,224	10,537	10,853	10,673	10,870	10,512	10,317	10,149	10,308	10,388	10,233	9,987	10,014	9,926	9,725	9,714	9,619	9,419	9,281	9,761	10,062	9,996	9,875	9,753	9,446	9,716	9,585	8,992	8,927	8,957	9,092	9,273	9,123	9,236	9,467	9,551	9,577	9,849	9,580	9,802	9,846	10,000
C000069669
Account Value [Line Items]
Line Graph and Table Measure Name	BWZ
Account Value	$ 8,479	8,703	8,761	9,137	8,971	8,705	8,489	8,573	8,467	8,637	8,656	8,753	8,944	8,682	8,354	8,410	8,602	8,769	8,615	8,583	8,783	8,776	8,545	8,861	8,642	8,389	7,999	7,999	8,368	8,604	8,612	8,940	8,854	9,354	9,582	9,605	9,719	9,671	9,854	9,880	10,053	10,082	10,078	10,284	10,209	10,030	10,295	10,355	10,441	10,246	10,007	9,989	10,118	10,027	9,672	9,583	9,511	9,423	9,609	9,709	9,804	9,630	9,743	9,585	9,652	9,695	9,839	9,638	9,643	9,687	9,740	9,846	9,718	9,600	9,576	9,744	9,784	9,830	9,815	9,906	10,116	10,319	10,253	10,377	10,035	9,994	9,813	9,935	10,021	9,984	9,728	9,678	9,482	9,412	9,358	9,381	9,127	9,214	9,608	9,879	9,778	9,831	9,789	9,579	9,920	9,755	9,365	9,174	9,255	9,141	9,393	9,365	9,385	9,396	9,545	9,462	9,694	9,415	9,648	9,685	10,000
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,151	10,374	10,339	10,697	10,518	10,275	9,999	9,985	9,855	10,111	10,055	10,183	10,326	9,914	9,438	9,552	9,839	9,976	9,907	9,908	10,106	10,061	9,753	10,088	9,767	9,715	9,278	9,343	9,849	10,253	10,040	10,373	10,344	10,944	11,288	11,423	11,662	11,679	11,713	11,741	11,954	12,004	11,846	11,951	11,840	11,693	11,922	12,131	12,238	12,076	11,861	11,849	11,892	11,910	11,542	11,440	11,390	11,171	11,427	11,351	11,208	11,143	11,228	11,154	11,268	11,044	11,075	10,834	10,690	10,721	10,589	10,650	10,490	10,282	10,250	10,366	10,456	10,445	10,463	10,510	10,590	10,762	10,649	10,744	10,618	10,581	10,465	10,505	10,600	10,496	10,323	10,332	10,174	10,061	10,045	9,998	9,887	9,932	10,343	10,638	10,580	10,632	10,552	10,253	10,392	10,256	9,986	9,769	9,685	9,633	9,796	9,775	9,725	9,714	9,692	9,735	9,912	9,808	9,903	9,984	10,000
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,151	10,374	10,339	10,697	10,518	10,275	9,999	9,985	9,855	10,111	10,055	10,183	10,326	9,914	9,438	9,552	9,839	9,976	9,907	9,908	10,106	10,061	9,753	10,088	9,767	9,715	9,278	9,343	9,849	10,253	10,040	10,373	10,344	10,944	11,288	11,423	11,662	11,679	11,713	11,741	11,954	12,004	11,846	11,951	11,840	11,693	11,922	12,131	12,238	12,076	11,861	11,849	11,892	11,910	11,542	11,440	11,390	11,171	11,427	11,351	11,208	11,143	11,228	11,154	11,268	11,044	11,075	10,834	10,690	10,721	10,589	10,650	10,490	10,282	10,250	10,366	10,456	10,445	10,463	10,510	10,590	10,762	10,649	10,744	10,618	10,581	10,465	10,505	10,600	10,496	10,323	10,332	10,174	10,061	10,045	9,998	9,887	9,932	10,343	10,638	10,580	10,632	10,552	10,253	10,392	10,256	9,986	9,769	9,685	9,633	9,796	9,775	9,725	9,714	9,692	9,735	9,912	9,808	9,903	9,984	10,000
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,151	10,374	10,339	10,697	10,518	10,275	9,999	9,985	9,855	10,111	10,055	10,183	10,326	9,914	9,438	9,552	9,839	9,976	9,907	9,908	10,106	10,061	9,753	10,088	9,767	9,715	9,278	9,343	9,849	10,253	10,040	10,373	10,344	10,944	11,288	11,423	11,662	11,679	11,713	11,741	11,954	12,004	11,846	11,951	11,840	11,693	11,922	12,131	12,238	12,076	11,861	11,849	11,892	11,910	11,542	11,440	11,390	11,171	11,427	11,351	11,208	11,143	11,228	11,154	11,268	11,044	11,075	10,834	10,690	10,721	10,589	10,650	10,490	10,282	10,250	10,366	10,456	10,445	10,463	10,510	10,590	10,762	10,649	10,744	10,618	10,581	10,465	10,505	10,600	10,496	10,323	10,332	10,174	10,061	10,045	9,998	9,887	9,932	10,343	10,638	10,580	10,632	10,552	10,253	10,392	10,256	9,986	9,769	9,685	9,633	9,796	9,775	9,725	9,714	9,692	9,735	9,912	9,808	9,903	9,984	10,000
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,151	10,374	10,339	10,697	10,518	10,275	9,999	9,985	9,855	10,111	10,055	10,183	10,326	9,914	9,438	9,552	9,839	9,976	9,907	9,908	10,106	10,061	9,753	10,088	9,767	9,715	9,278	9,343	9,849	10,253	10,040	10,373	10,344	10,944	11,288	11,423	11,662	11,679	11,713	11,741	11,954	12,004	11,846	11,951	11,840	11,693	11,922	12,131	12,238	12,076	11,861	11,849	11,892	11,910	11,542	11,440	11,390	11,171	11,427	11,351	11,208	11,143	11,228	11,154	11,268	11,044	11,075	10,834	10,690	10,721	10,589	10,650	10,490	10,282	10,250	10,366	10,456	10,445	10,463	10,510	10,590	10,762	10,649	10,744	10,618	10,581	10,465	10,505	10,600	10,496	10,323	10,332	10,174	10,061	10,045	9,998	9,887	9,932	10,343	10,638	10,580	10,632	10,552	10,253	10,392	10,256	9,986	9,769	9,685	9,633	9,796	9,775	9,725	9,714	9,692	9,735	9,912	9,808	9,903	9,984	10,000
SPDR ETFs Index: Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,151	10,374	10,339	10,697	10,518	10,275	9,999	9,985	9,855	10,111	10,055	10,183	10,326	9,914	9,438	9,552	9,839	9,976	9,907	9,908	10,106	10,061	9,753	10,088	9,767	9,715	9,278	9,343	9,849	10,253	10,040	10,373	10,344	10,944	11,288	11,423	11,662	11,679	11,713	11,741	11,954	12,004	11,846	11,951	11,840	11,693	11,922	12,131	12,238	12,076	11,861	11,849	11,892	11,910	11,542	11,440	11,390	11,171	11,427	11,351	11,208	11,143	11,228	11,154	11,268	11,044	11,075	10,834	10,690	10,721	10,589	10,650	10,490	10,282	10,250	10,366	10,456	10,445	10,463	10,510	10,590	10,762	10,649	10,744	10,618	10,581	10,465	10,505	10,600	10,496	10,323	10,332	10,174	10,061	10,045	9,998	9,887	9,932	10,343	10,638	10,580	10,632	10,552	10,253	10,392	10,256	9,986	9,769	9,685	9,633	9,796	9,775	9,725	9,714	9,692	9,735	9,912	9,808	9,903	9,984	10,000
SPDR ETFs Index: Bloomberg EM Local Currency Government Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg EM Local Currency Government Diversified Index
Account Value	$ 10,323	10,527	10,514	11,020	10,704	10,367	10,137	10,175	10,026	10,258	10,287	10,335	10,536	10,144	9,550	9,685	10,032	10,302	10,085	9,937	10,004	10,001	9,633	10,029	9,565	9,331	8,708	8,752	9,275	9,312	9,234	9,704	9,617	10,183	10,648	10,914	10,960	10,878	11,102	11,228	11,625	11,580	11,605	11,741	11,539	11,305	11,661	11,949	12,086	11,734	11,242	11,181	11,335	11,365	11,062	10,959	10,610	10,245	11,154	11,395	11,496	11,138	11,302	11,056	10,984	11,267	11,126	10,578	10,582	10,631	10,750	10,821	10,350	10,222	10,024	10,097	9,919	10,408	10,253	10,541	11,016	11,293	11,181	11,338	10,975	10,826	10,618	10,834	10,856	10,740	10,491	10,456	10,263	10,197	10,028	9,849	9,590	9,467	10,113	10,233	10,101	10,073	9,964	9,465	9,934	9,727	8,966	8,872	8,886	8,998	9,137	8,797	8,989	9,380	9,639	9,732	9,967	9,661	9,912	10,052	10,000
SPDR ETFs Index: Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Index (
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate ex-USD >$1B: Corporate Bond Indexx
Account Value	$ 9,380	9,613	9,712	10,049	9,843	9,595	9,333	9,391	9,221	9,409	9,310	9,437	9,591	9,216	8,714	8,699	9,002	9,139	8,937	8,787	9,091	8,904	8,574	8,930	8,582	8,451	7,912	7,777	8,295	8,865	8,673	9,187	9,148	9,932	10,142	10,364	10,673	10,579	10,843	10,899	11,198	11,309	11,167	11,453	11,279	11,031	11,357	11,486	11,598	11,305	10,894	10,886	11,088	10,971	10,253	10,052	9,914	9,455	10,171	10,342	10,327	10,146	10,286	10,043	10,193	10,230	10,317	9,957	10,048	10,013	10,009	10,011	9,833	9,702	9,783	10,032	10,083	10,133	10,104	10,111	10,478	10,666	10,565	10,814	10,453	10,390	10,175	10,228	10,290	10,174	9,790	9,732	9,423	9,205	9,182	9,204	9,058	9,040	9,396	9,797	9,763	9,763	9,528	9,495	9,700	9,621	9,064	9,017	9,011	8,883	9,185	9,144	9,213	9,192	9,150	9,170	9,384	9,071	9,463	9,495	10,000
SPDR ETFs Index: Bloomberg Global Treasury Ex-US Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Treasury Ex-US Capped Index
Account Value	$ 8,878	9,185	9,171	9,648	9,433	9,112	8,800	8,861	8,780	9,070	9,056	9,181	9,442	8,995	8,473	8,590	8,928	9,134	9,029	8,983	9,214	9,199	8,822	9,234	8,887	8,804	8,270	8,282	8,835	9,294	9,089	9,546	9,536	10,268	10,665	10,796	11,032	11,050	11,135	11,200	11,519	11,579	11,419	11,642	11,510	11,337	11,630	11,922	12,078	11,818	11,534	11,481	11,544	11,529	11,057	10,938	10,846	10,622	11,013	11,041	10,968	10,844	10,999	10,900	11,035	10,867	10,920	10,567	10,453	10,528	10,444	10,554	10,343	10,132	10,071	10,239	10,326	10,370	10,386	10,463	10,660	10,911	10,735	10,846	10,536	10,500	10,277	10,369	10,505	10,387	10,123	10,116	9,885	9,761	9,725	9,673	9,507	9,583	10,114	10,558	10,456	10,539	10,445	10,046	10,312	10,166	9,718	9,425	9,359	9,279	9,536	9,472	9,422	9,442	9,467	9,497	9,801	9,602	9,782	9,859	10,000
SPDR ETFs Index: FTSE International Inflation-Linked Securities Select Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE International Inflation-Linked Securities Select Index
Account Value	$ 9,946	10,332	10,334	10,882	10,653	10,399	10,184	10,335	10,146	10,469	10,405	10,504	10,849	10,284	9,640	9,859	10,292	10,602	10,370	10,077	10,395	10,465	10,002	10,332	9,907	9,969	9,393	9,239	9,964	10,398	10,121	10,855	11,000	11,747	11,614	11,491	11,626	11,521	11,651	11,535	11,960	11,959	11,696	11,935	11,579	11,395	11,542	11,845	11,998	11,503	10,989	10,964	11,225	11,216	10,600	10,453	10,121	9,835	10,829	11,054	11,036	10,772	10,984	10,878	10,892	10,911	10,857	10,496	10,432	10,459	10,407	10,509	10,109	9,994	10,026	10,094	10,015	10,385	10,307	10,419	10,735	11,056	10,867	11,068	10,704	10,496	10,321	10,478	10,553	10,388	10,138	10,160	10,066	9,858	9,844	9,747	9,541	9,399	9,874	10,163	10,094	9,972	9,844	9,530	9,796	9,658	9,080	8,997	9,021	9,154	9,330	9,178	9,281	9,506	9,592	9,604	9,874	9,603	9,812	9,844	10,000
SPDR ETFs Index: Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Global Treasury ex-U.S. Capped Index
Account Value	$ 8,857	$ 9,089	$ 9,147	$ 9,536	$ 9,361	$ 9,076	$ 8,848	$ 8,933	$ 8,820	$ 8,994	$ 9,010	$ 9,110	$ 9,305	$ 9,029	$ 8,684	$ 8,740	$ 8,937	$ 9,107	$ 8,943	$ 8,904	$ 9,109	$ 9,097	$ 8,852	$ 9,177	$ 8,946	$ 8,682	$ 8,275	$ 8,271	$ 8,643	$ 8,885	$ 8,887	$ 9,224	$ 9,134	$ 9,647	$ 9,889	$ 9,905	$ 10,018	$ 9,967	$ 10,149	$ 10,174	$ 10,349	$ 10,374	$ 10,366	$ 10,610	$ 10,494	$ 10,305	$ 10,577	$ 10,635	$ 10,720	$ 10,515	$ 10,267	$ 10,244	$ 10,374	$ 10,277	$ 9,909	$ 9,817	$ 9,739	$ 9,643	$ 9,829	$ 9,924	$ 10,017	$ 9,836	$ 9,949	$ 9,784	$ 9,849	$ 9,890	$ 10,033	$ 9,822	$ 9,822	$ 9,864	$ 9,918	$ 10,023	$ 9,888	$ 9,763	$ 9,734	$ 9,904	$ 9,943	$ 9,985	$ 9,968	$ 10,059	$ 10,267	$ 10,469	$ 10,400	$ 10,522	$ 10,174	$ 10,128	$ 9,940	$ 10,060	$ 10,143	$ 10,100	$ 9,838	$ 9,785	$ 9,583	$ 9,510	$ 9,451	$ 9,471	$ 9,212	$ 9,295	$ 9,690	$ 9,960	$ 9,853	$ 9,901	$ 9,855	$ 9,640	$ 9,975	$ 9,806	$ 9,407	$ 9,213	$ 9,290	$ 9,173	$ 9,423	$ 9,391	$ 9,408	$ 9,415	$ 9,560	$ 9,475	$ 9,706	$ 9,423	$ 9,651	$ 9,684	$ 10,000